Pension And Postretirement Benefits (Narrative) (Details) - USD ($) $ in Millions			1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 24, 2015	Sep. 09, 2013	Jul. 31, 2015	Dec. 31, 2014	Jul. 31, 2014	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost								$ 303	$ (2,821)	$ 7,232
Increase (Decrease) in Pension and Postretirement Obligations							$ 230
Contribution to our pension plans							$ 560	350
DIRECTV [Member]
Defined Benefit Plan Disclosure [Line Items]
Business Acquisition, Effective Date of Acquisition	Jul. 24, 2015
Defined Benefit Plans, General Information			DIRECTV also maintained (1) a postretirement benefit plan for those retirees eligible to participate in health care and life insurance benefits generally until they reach age 65 and (2) an unfunded nonqualified pension plan for certain eligible employees.
December-2014 Lump-Sum Payment Offer [Member]
Defined Benefit Plan Disclosure [Line Items]
Period in which lump sum offer was presented to retirement-eligible employees to receive a one-time opportunity to elect a full lump sum payment of their accrued pension				Dec. 31, 2014
Date at which retirees must accept lump sum payment offer				Mar. 31, 2015
Date at which retirees must have retired to receive lump sum payment				Mar. 31, 2015
Estimated future benefit payments under our pension and postretirement plans - 2017									1,200
Special termination benefits									149
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2017								4,938
Special termination benefits								0	149
Combined net pension and postretirement cost								$ 1,352	(679)	5,549
Increase (Decrease) in Pension and Postretirement Obligations						$ (150)
Defined Benefit Measurement Date								Dec. 31, 2016
Voluntary Pension Contribution Department Of Labor Exemption Final Approval Date					Jul. 31, 2014
Pension Contribution Date		Sep. 09, 2013
Preferred equity interest in Mobility		$ 9,104						$ 8,477	8,714
Net assets available for benefits								51,087	$ 50,909
Estimated Future Pension Contribution Description									The trust is entitled to receive cumulative cash distributions of $560 per annum, which will be distributed quarterly in equal amounts and will be accounted for as contributions.
Contribution to our pension plans								$ 560
Annualized cash contributions to be received by the trust/pension		$ 175
Funding status of pension obligation when including mobility contribution								90.00%
AT&T securities held by pension plans (ownership percentage) below stated percentage								0.50%
Pension Benefit [Member] | Change in Accounting Method Accounted for as Change in Estimate [Member]
Defined Benefit Plan Disclosure [Line Items]
Increase (Decrease) in Pension and Postretirement Obligations									$ (740)
Pension Benefit [Member] | Tax Year 2015 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Pension Contribution								$ 175
Pension Benefit [Member] | Tax Year 2016 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Pension Contribution								175
Pension Benefit [Member] | Tax Year 2017 [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated Future Pension Contribution								175
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments under our pension and postretirement plans - 2017								1,809
Special termination benefits								0	0
Combined net pension and postretirement cost								$ (1,049)	(2,142)	1,683
AT&T securities held by postretirement plans (in VEBA Trust) (ownership percentage) below stated percentage								6.00%
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Combined net pension and postretirement cost								$ 166	$ 51	$ 358